Accounts Receivable, Net (Details)	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Accounts Receivable, Net [Abstract]
Recovery for doubtful accounts	$ 142,194	$ 18,114	$ 197,359	$ 778,936
Provisions for doubtful accounts	$ 89,251	$ 11,370